Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss	$ (36,149)	$ (20,996)
Non-cash or non operating items
Depreciation	162	164
Interest income	(860)	(270)
Loss (gain) on change in fair value of convertible notes derivative	(18,618)	1,179
Share-based compensation	27	1,068
Unrealized exchange (gain) loss	(298)	109
Changes in working capital items
Amounts receivable and prepaid expenses	(1,006)	242
Amounts receivable from related party	17	(17)
Trade and other payables	345	(799)
Payables to related parties	13	(52)
Net cash used in operating activities	(17,145)	(22,110)
Investing activities
Disposal of plant and equipment	0	1
Proceeds from royalty transaction on mineral property interest	13,826	2,761
Interest received on cash and cash equivalents	768	186
Net cash from investing activities	14,594	2,948
Financing activities
Proceeds from private placement of units	0	3,422
Transaction costs on private placement of units	0	(37)
Proceeds from the exercise of share purchase options	23	0
Payments of principal portion of lease liabilities	146	153
Proceeds on issue of convertible notes	0	20,100
Transaction costs on issue of convertible notes	0	(22)
Net cash (used in) from financing activities	(123)	23,310
Net (decrease) increase in cash and cash equivalents	(2,674)	4,148
Effect of exchange rate fluctuations on cash and cash equivalents	616	(121)
Cash and cash equivalents - beginning balance	18,200	14,173
Cash and cash equivalents - ending balance	$ 16,142	$ 18,200